Segmented information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Revenue	$ 34,072	$ 9,107	$ 59,189	$ 21,635
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 34,072	$ 9,107	$ 59,189	$ 21,635